Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Land and improvements	$ 5,161	$ 3,399
Building and leasehold improvements	17,940	12,777
Furniture and fixtures	43,113	35,434
Equipment	200,047	142,869
Gross property and equipment	266,261	194,479
Less: Accumulated depreciation	68,517	47,629
Property and equipment, net	197,744	146,850
Depreciation expense	$ 23,900	$ 19,100	$ 13,300